Related-party Transactions - Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Revenue	$ 11		$ 33
Purchase of goods and services	$ 103	$ 102	$ 204